Supplement dated April 28, 2023
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Large Cap Value Fund	October 1, 2022
Effective immediately, the portfolio manager information under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
Hugh Mullin, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2013
Arthur Hurley, CFA	Senior Portfolio Manager	Portfolio Manager	April 2023
The rest of the section remains the same.
Effective immediately, the portfolio manager information under the caption “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
Hugh Mullin, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2013
Arthur Hurley, CFA	Senior Portfolio Manager	Portfolio Manager	April 2023
Mr. Mullin joined the Investment Manager in July 2013. Prior to joining the Investment Manager, Mr. Mullin worked for CLSA, Asia Pacific Markets as Director, U.S. Equity Sales. Mr. Mullin began his investment career in 1986 and earned a B.S. from the University of Massachusetts.
Mr. Hurley joined one of the Columbia Management legacy firms or acquired business lines in 2006. Mr. Hurley began his investment career in 1994 and earned a B.A. from the University of Massachusetts.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP138_05_004_(04/23)

Supplement dated April 28, 2023
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Integrated Large Cap Growth Fund	January 1, 2023
Effective immediately, the portfolio manager information in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
Ernesto Ramos, Ph.D.	Senior Portfolio Manager and Head of Integrated Equities	Co-Portfolio Manager	January 2022 (Managed Predecessor Fund 2012 - December 2020 and June 2021 - January 2022)
Jason Hans, CFA	Senior Portfolio Manager	Co-Portfolio Manager	January 2022 (Managed Predecessor Fund February 2012 - January 2022)
David Rosenblatt, CFA	Senior Portfolio Manager	Co-Portfolio Manager	April 2023
The rest of the section remains the same.
Effective immediately, the portfolio manager information under the caption “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
Ernesto Ramos, Ph.D.	Senior Portfolio Manager and Head of Integrated Equities	Co-Portfolio Manager	January 2022 (Managed Predecessor Fund 2012 - December 2020 and June 2021 - January 2022)
Jason Hans, CFA	Senior Portfolio Manager	Co-Portfolio Manager	January 2022 (Managed Predecessor Fund February 2012 - January 2022)
David Rosenblatt, CFA	Senior Portfolio Manager	Co-Portfolio Manager	April 2023
Dr. Ramos joined the Investment Manager in December 2021. He previously served as the Head of Disciplined Equities and Chief Investment Officer of BMO AM, which he joined in 2005. Dr. Ramos began his investment career in 1992 and earned a B.S. from the Massachusetts Institute of Technology, and a Ph.D. and an M.S. from Harvard University.
Mr. Hans joined the Investment Manager in December 2021. He previously served as a Director and Portfolio Manager at BMO AM, which he joined in 2008. Mr. Hans began his investment career in 1998 and earned a B.S. from Miami University and an M.B.A. from the University of Notre Dame.
Mr. Rosenblatt joined the Investment Manager in December 2021. He previously served as a Portfolio Manager at BMO AM, which he joined in 2012. Mr. Rosenblatt began his investment career in 2006 and earned a B.A. from the University of Pennsylvania and an M.B.A. from the University of Chicago Booth School of Business.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP316_08_001_(04/23)

Supplement dated April 28, 2023
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Integrated Large Cap Value Fund	January 1, 2023
Effective immediately, the portfolio manager information in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
Ernesto Ramos, Ph.D.	Senior Portfolio Manager and Head of Integrated Equities	Co-Portfolio Manager	January 2022 (Managed Predecessor Fund 2012 - December 2020 and June 2021 - January 2022)
Jason Hans, CFA	Senior Portfolio Manager	Co-Portfolio Manager	January 2022 (Managed Predecessor Fund February 2012 - January 2022)
David Rosenblatt, CFA	Senior Portfolio Manager	Co-Portfolio Manager	April 2023
The rest of the section remains the same.
Effective immediately, the portfolio manager information under the caption “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
Ernesto Ramos, Ph.D.	Senior Portfolio Manager and Head of Integrated Equities	Co-Portfolio Manager	January 2022 (Managed Predecessor Fund 2012 - December 2020 and June 2021 - January 2022)
Jason Hans, CFA	Senior Portfolio Manager	Co-Portfolio Manager	January 2022 (Managed Predecessor Fund February 2012 - January 2022)
David Rosenblatt, CFA	Senior Portfolio Manager	Co-Portfolio Manager	April 2023
Dr. Ramos joined the Investment Manager in December 2021. He previously served as the Head of Disciplined Equities and Chief Investment Officer of BMO AM, which he joined in 2005. Dr. Ramos began his investment career in 1992 and earned a B.S. from the Massachusetts Institute of Technology, and a Ph.D. and an M.S. from Harvard University.
Mr. Hans joined the Investment Manager in December 2021. He previously served as a Director and Portfolio Manager at BMO AM, which he joined in 2008. Mr. Hans began his investment career in 1998 and earned a B.S. from Miami University and an M.B.A. from the University of Notre Dame.
Mr. Rosenblatt joined the Investment Manager in December 2021. He previously served as a Portfolio Manager at BMO AM, which he joined in 2012. Mr. Rosenblatt began his investment career in 2006 and earned a B.A. from the University of Pennsylvania and an M.B.A. from the University of Chicago Booth School of Business.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP317_08_002_(04/23)